PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016

Cost:
Computers, manufacturing, peripheral equipment	$86,244	$90,397
Office furniture and equipment	2,903	2,938
Leasehold improvements	1,161	1,079

	90,308	94,414
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	58,469	63,656
Office furniture and equipment	2,084	2,435
Leasehold improvements	849	763

	61,402	66,854

Depreciated cost	$28,906	$27,560

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were $ 11,377, $ 10,338 and $ 8,389 respectively.

Changes of property and equipment not resulted in cash flow outflows as of December 31, 2015 and 2016 amounted of $ (1,013) and $ (1,221), respectively.